Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 20-3977125 001 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]

Note 1 – Description of Plan –

The following brief description of b1BANK Employee Retirement Plan and Trust (the “Plan” or “Plan Sponsor”) provides only general information. Participants should refer to the plan agreement for more complete information.

Description of Plan

The Plan is a defined contribution plan which covers all eligible employees of b1BANK (the “Bank” or “Plan Sponsor”) who are at least 21 years of age and meet the service requirements as defined in the Plan. The Plan includes an automatic enrollment and deferral provision in which, upon meeting the eligibility requirements, an employee is automatically enrolled in the Plan to defer 4% of compensation. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

On October 1, 2024, Business First Bancshares, Inc., parent bank holding company of b1BANK, the plan sponsor completed the acquisition of Oakwood Bancshares, Inc. (“Oakwood”), the holding company for Oakwood Bank, located in the Dallas, Texas region. Effective May 6, 2025, $4,274,381 of plan assets including $130,596 of participant loans from Oakwood’s retirement plan, Oakwood Bank 401(k) Plan, were transferred to and merged into the Plan.

Management and the Employee Retirement and Trust Committee of b1BANK oversee governance of the Plan, determine the appropriateness of the Plan’s investment offerings, and monitor investment performance.

Contributions

Participants may contribute an amount equal to a percentage of their compensation earned during the plan year not to exceed the limits imposed by Section 401(k) of the Internal Revenue Code. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or contribution plans.

The Bank will make a safe harbor matching contribution to participants of the Plan equal to 100% of the participant’s elective deferral that does not exceed 4% of the participant’s compensation. The Bank may also make discretionary matching and profit-sharing contributions to all eligible participants of the Plan. For the year ended December 31, 2025, the Bank made safe harbor matching contributions which totaled $3,100,503. No discretionary matching or profit-sharing contributions were made for the year ended December 31, 2025.

Participant Accounts

Each participant’s account is charged or credited with the participant’s contribution and the allocation of the Bank’s contribution, the Plan’s investment earnings or losses and charged with certain Plan administrative expenses. Allocations are based upon participant earnings or account balances, as defined by the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately vested in their voluntary contributions plus actual earnings thereon and in the Bank’s safe harbor matching contributions. Additionally, for plans merged as the result of an acquisition by the Bank, participants of the acquired company who transfer contributions into the Plan retain the vesting schedule of their prior plan.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum of $50,000, or 50%, of their vested account balance, whichever is less. The loans are secured by the balance in the participant’s account. The loan interest rate is determined at two percent above the prime rate, as defined by the loan policy. Principal and interest are paid ratably through payroll deductions.

Payment of Benefits

Upon retirement or termination of service, participants are entitled to receive a lump sum payment equal to the value of their vested account balance. Benefits are recorded when paid.

Forfeited Accounts

At December 31, 2025 and 2024, forfeited non-vested accounts totaled $9,229 and $3,213, respectively, and are included in Investments, at Contract Value in the Statements of Net Assets Available for Benefits. These accounts may be used to reduce employer contributions or to pay plan expenses. During the year ended December 31, 2025, the forfeited non-vested accounts of $9,414 were used to pay plan expenses.

Revenue Sharing

At December 31, 2025 and 2024 there were $31,827 and $21,060 of revenue sharing account balances available, respectively. For the year ended December 31, 2025, $10,398 was earned to pay future plan expenses. Revenue sharing accounts are used to pay plan expenses or are reallocated to participant's accounts.